Subsequent events - Refinancing (Details)		6 Months Ended
	Feb. 12, 2018 USD ($)	Jun. 30, 2018	Jun. 15, 2018 USD ($)	Mar. 31, 2018 USD ($)	Apr. 27, 2016 USD ($)
Subsequent Event
Minimum Liquidity					$ 25,000,000
Equity interest pledge				65.00%
Senior Notes
Subsequent Event
Debt Instrument, Redemption Price, Percentage		101.594%
2018 Credit Agreement
Subsequent Event
Leverage ratio				4.00
Revolving Credit Facility | 2018 Revolving Credit Facility
Subsequent Event
Borrowing capacity	$ 250,000,000		$ 2,250,000,000	$ 1,500,000,000
Borrowing threshold (greater than)				$ 35,000,000
Borrowing threshold percentage				35.00%
Revolving Credit Facility | 2018 Revolving Credit Facility | LIBO
Subsequent Event
Margin spread on variable interest rate	3.75%
Revolving Credit Facility | 2018 Revolving Credit Facility | ABR
Subsequent Event
Margin spread on variable interest rate	2.75%
Line of Credit | 2018 Term Loan Facility
Subsequent Event
Borrowing capacity	$ 1,500,000,000
Margin spread on variable interest rate		0.25%
Debt Instrument, Amortization Rate				5.00%
Prepayment premium				1.00%
Excess Cashflow Threshold Percentage				75.00%
Line of Credit | 2018 Term Loan Facility | Contingent Event One
Subsequent Event
Excess Cashflow Threshold Percentage				50.00%
Line of Credit | 2018 Term Loan Facility | Contingent Event Two
Subsequent Event
Excess Cashflow Threshold Percentage				0.00%
Leverage ratio				1.25
Line of Credit | 2018 Term Loan Facility | Minimum | Contingent Event One
Subsequent Event
Leverage ratio				1.25
Line of Credit | 2018 Term Loan Facility | Maximum | Contingent Event One
Subsequent Event
Leverage ratio				1.75
Line of Credit | 2018 Term Loan Facility | LIBO
Subsequent Event
Margin spread on variable interest rate	3.50%
Undrawn commitment fee	0.25%
Line of Credit | 2018 Term Loan Facility | ABR
Subsequent Event
Margin spread on variable interest rate	2.50%
Subsequent Event
Subsequent Event
Equity interest pledge	65.00%
Subsequent Event | Senior Notes
Subsequent Event
Debt Instrument, Redemption Price, Percentage	101.594%
Subsequent Event | 2018 Credit Agreement
Subsequent Event
Leverage ratio	4.00
Subsequent Event | Revolving Credit Facility | 2018 Revolving Credit Facility
Subsequent Event
Borrowing capacity	$ 250,000,000
Undrawn commitment fee	0.25%
Borrowing threshold (greater than)	$ 35,000,000
Borrowing threshold percentage	35.00%
Subsequent Event | Revolving Credit Facility | 2018 Revolving Credit Facility | LIBO
Subsequent Event
Margin spread on variable interest rate	3.75%
Subsequent Event | Revolving Credit Facility | 2018 Revolving Credit Facility | ABR
Subsequent Event
Margin spread on variable interest rate	2.75%
Subsequent Event | Line of Credit | 2018 Term Loan Facility
Subsequent Event
Borrowing capacity	$ 1,500,000,000
Margin spread on variable interest rate	0.25%
Debt Instrument, Amortization Rate	5.00%
Prepayment premium	1.00%
Excess Cashflow Threshold Percentage	75.00%
Subsequent Event | Line of Credit | 2018 Term Loan Facility | Contingent Event One
Subsequent Event
Excess Cashflow Threshold Percentage	50.00%
Subsequent Event | Line of Credit | 2018 Term Loan Facility | Contingent Event Two
Subsequent Event
Excess Cashflow Threshold Percentage	0.00%
Leverage ratio	1.25
Subsequent Event | Line of Credit | 2018 Term Loan Facility | Minimum | Contingent Event One
Subsequent Event
Leverage ratio	1.25
Subsequent Event | Line of Credit | 2018 Term Loan Facility | Maximum | Contingent Event One
Subsequent Event
Leverage ratio	1.75
Subsequent Event | Line of Credit | 2018 Term Loan Facility | LIBO
Subsequent Event
Margin spread on variable interest rate	3.50%
Subsequent Event | Line of Credit | 2018 Term Loan Facility | ABR
Subsequent Event
Margin spread on variable interest rate	2.50%